Major Customer And Geographic Information (Tables)	12 Months Ended
Dec. 31, 2011
Major Customer And Geographic Information [Abstract]
Schedule Of Revenues By Geographic Areas

	Year ended December 31,
	2011	2010	2009
Europe	$545,509	$541,749	$728,232
U.S.	890,352	843,985	813,460
Israel	697,771	650,956	627,251
Other (*)	683,833	633,443	663,494
	$2,817,465	$2,670,133	$2,832,437

 (*) Mainly Asia and South America

Schedule Of Revenues By Areas Of Operations

	Year ended December 31,
	2011	2010	2009
Airborne systems	$969,446	$791,111	$693,229
Land vehicles systems	405,294	363,245	449,712
C4ISR systems	996,382	1,019,068	1,168,848
Electro-optic systems	300,158	368,808	406,396
Other (*)	146,185	127,901	114,252
	$2,817,465	$2,670,133	$2,832,437

(*) Mainly non-defense engineering and production services.

Schedule Of Major Customer Data

	Year ended December 31,
	2011	2010	2009
Israeli Ministry Of Defense	23%	23%	21%
U.S. Government	8%	7%	6%

Schedule Of Long Lived Assets By Geographic Areas

	Year ended December 31,
	2011	2010	2009
Israel	$875,935	$985,953	$753,477
U.S.	208,640	225,217	185,134
Other	196,105	89,345	69,400
	$1,280,680	$1,300,515	$1,008,011